Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025		Sep. 30, 2024		Sep. 30, 2023
Current assets
Cash	$ 193,263		$ 557,823		$ 98,106
Prepaid expenses	10,424		19,286		12,760
Deferred offering costs	161,806		139,017
Total current assets	365,493		716,126		110,866
Property and equipment, net	2,268		3,315		5,409
TOTAL ASSETS	367,761		719,441		116,275
Current liabilities
Payables and accrued liabilities	151,573		31,332		140,400
Tax payable	5,298
Due to related parties	391,597		191,952		27,233
Payable related to acquisition of non-controlling interest					218,267
Loan payable	20,516
Deferred revenue	395,077		380,077		403,440
Total current liabilities	964,061		603,361		789,340
TOTAL LIABILITIES	964,061		603,361		789,340
Commitments and Contingencies
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.001 par value, 50,000,000 and 50,000,000 shares authorized, 10,031,273 and 7,986,112 shares issued and outstanding at September 30, 2024 and 2023, respectively	10,031	[1]	10,031	[1],[2]	7,986	[2]
Additional paid-in capital	2,162,945		2,162,945		436,409
Accumulated deficit	(2,769,276)		(2,056,896)		(1,117,460)
Total stockholders’ equity (deficit)	(596,300)		116,080		(673,065)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 367,761		$ 719,441		$ 116,275

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the 1.2-for-1 reverse stock split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the 1.2-for-1 reverse stock split.